Investor A C Institutional And Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.79%	6.82%	8.22%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.03%	4.31%	5.38%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.76%	4.93%	5.90%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.72%	7.18%	8.18%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.75%	8.23%	9.07%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.14%	7.61%	8.45%